Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 123,088	$ 60,551
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Income from discontinued operations, net	(122,129)	(11,003)
Depreciation, depletion and amortization	8,209	5,978
Deferred income taxes	1,999	9,527
Equity in loss of joint ventures	88	1,598
Gain on remeasurement of investment in real estate partnership	0	(60,196)
Loss (gain) on sale of equipment and property	(82)	(15)
Stock-based compensation	1,662	713
Realized loss on available for sale investments	1,195	0
Net changes in operating assets and liabilities:
Accounts receivable	51	(247)
Deferred costs and other assets	(234)	784
Accounts payable and accrued liabilities	1,384	(745)
Income taxes payable and receivable	(6,892)	(3,849)
Other long-term liabilities	(1,945)	(4)
Net cash provided by operating activities of continuing operations	6,394	3,092
Net cash provided by (used in) operating activities of discontinued operations	(43,580)	17,967
Net cash provided by (used in) operating activities	(37,186)	21,059
Cash flows from investing activities:
Investments in properties	(7,294)	(3,296)
Investments in joint ventures	(71,007)	(693)
Purchases of investments available for sale	(446,974)	0
Proceeds from sales of investments available for sale	279,553	0
Cash at consolidation of real estate partnership	0	2,295
Cash held in escrow	131	(162)
Proceeds from sale of assets	447	16
Net cash used in investing activities of continuing operations	(245,144)	(1,840)
Net cash provided by (used in) investing activities of discontinued operations	336,089	(13,314)
Net cash provided by (used in) investing activities	90,945	(15,154)
Cash flows from financing activities:
Distribution to noncontrolling interest	(1,020)	(2,167)
Decrease in bank overdrafts	0	(254)
Proceeds from long-term debt	0	90,496
Repayment of long-term debt	(1,552)	(79,310)
Payment on revolving credit facility	0	(6,441)
Debt issue costs	0	(1,406)
Repurchase of Company Stock	(5,733)	(74)
Exercise of employee stock options	1,415	2,297
Net cash provided by (used in) financing activities of continuing operations	(6,890)	3,141
Net cash used in financing activities of discontinued operations	(28,846)	(4,522)
Net cash used in financing activities	(35,736)	(1,381)
Net increase in cash and cash equivalents	18,023	4,524
Cash and cash equivalents at beginning of year	4,524	0
Cash and cash equivalents at end of the year	22,547	4,524
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	2,851	3,960
Cash paid during the year for Income taxes	$ 50,427	$ 1,657